Document and Entity Information - Jun. 30, 2015 - shares	Total
Document Information
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Registrant Name	Dynagas LNG Partners LP
Entity Central Index Key	0001578453
Trading Symbol	DLNG
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Common Limited Partners
Document Information
Entity's units outstanding	20,505,000
Subordinated Limited Partner
Document Information
Entity's units outstanding	14,985,000
General Partner
Document Information
Entity's units outstanding	35,526